Related Party Transactions (Details) - Herbal Brands, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2021	Aug. 31, 2020
Rock Cliff Loan [Member]
Related Party Transactions (Details) [Line Items]
Principal amount		$ 8,500
Interest rate		8.00%
Rock Cliff [Member]
Related Party Transactions (Details) [Line Items]
Purchasing preferred shares		63,597	63,597
Strike price		$ 26.73	$ 26.73
Series C Preferred Stock [Member] | Rock Cliff [Member]
Related Party Transactions (Details) [Line Items]
Purchasing preferred shares	193,402	193,402
Strike price	$ 8.79	$ 8.79
Class of warrant or right, fair valu	$ 717	$ 717